Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (35,600,849)	$ (5,064,996)	¥ (49,570,199)	¥ (72,576,740)